Report of Directors Financial Review Risk Report - Trading/Non-trading VaR, 99% 1 Day (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 546.6	$ 553.8
Non-trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	540.1	695.8
Non-trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	617.5	1,097.6
Non-trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	458.0	408.7
Non-trading portfolios | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	499.6	528.4
Non-trading portfolios | Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	465.2	603.7
Non-trading portfolios | Interest rate | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	575.3	1,000.6
Non-trading portfolios | Interest rate | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	378.9	292.1
Non-trading portfolios | Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	149.6	246.1
Non-trading portfolios | Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	190.8	315.1
Non-trading portfolios | Credit spread | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	254.6	369.1
Non-trading portfolios | Credit spread | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	93.9	242.4
Non-trading portfolios | Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(102.5)	(220.7)
Non-trading portfolios | Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(115.8)	(222.9)
Trading portfolios
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	38.9	38.3
Trading portfolios | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	38.5	53.1
Trading portfolios | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	57.1	83.3
Trading portfolios | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	27.3	37.0
Trading portfolios | Foreign exchange and commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.9	14.6
Trading portfolios | Foreign exchange and commodity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.6	15.2
Trading portfolios | Foreign exchange and commodity | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	26.9	29.8
Trading portfolios | Foreign exchange and commodity | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6.2	6.9
Trading portfolios | Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	18.9	34.9
Trading portfolios | Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	27.5	48.3
Trading portfolios | Interest rate | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	54.9	78.1
Trading portfolios | Interest rate | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17.1	24.8
Trading portfolios | Equity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17.1	16.3
Trading portfolios | Equity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16.3	14.8
Trading portfolios | Equity | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	24.6	20.5
Trading portfolios | Equity | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12.3	12.7
Trading portfolios | Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8.5	8.2
Trading portfolios | Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	10.1	9.9
Trading portfolios | Credit spread | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	17.9	13.1
Trading portfolios | Credit spread | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	6.4	6.6
Trading portfolios | Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(19.5)	(35.7)
Trading portfolios | Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (29.1)	$ (35.1)